Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,282	$ 11,351	$ 11,126	$ 12,333	$ 11,395	$ 11,364	$ 10,636	$ 10,589	$ 9,836	$ 9,515	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,923	11,123	10,960	12,264	11,393	11,463	10,789	10,835	10,120	9,860	10,000
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Account Value	$ 12,321	11,439	11,255	12,528	11,609	11,635	10,932	10,923	10,189	9,894	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,321,838	1,218,299	1,190,264	1,316,973	1,211,537	1,206,310	1,123,881	1,117,096	1,033,230	996,434	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,334,104	1,230,756	1,201,293	1,327,684	1,220,307	1,213,882	1,129,949	1,122,115	1,036,858	999,638
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,061	11,409	11,689	12,924	12,877	11,765	10,876	10,938	10,874	10,252	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,061	11,409	11,689	12,924	12,877	11,765	10,876	10,938	10,874	10,252	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,061	11,409	11,689	12,924	12,877	11,765	10,876	10,938	10,874	10,252	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,172,680	1,115,764	1,154,652	1,270,473	1,279,452	1,161,858	1,074,990	1,083,660	1,089,267	1,028,241	1,000,000
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,206,095	1,140,879	1,168,874	1,292,448	1,287,697	1,176,484	1,087,630	1,093,774	1,087,411	1,025,159	$ 1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,167,800	1,111,121	1,149,848	1,265,186	1,274,128	1,157,023	1,070,516	1,079,151	1,084,735	1,023,962
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,202,698	$ 1,137,667	$ 1,165,582	$ 1,288,808	$ 1,284,071	$ 1,173,171	$ 1,084,567	$ 1,090,694	$ 1,084,349	$ 1,022,272